Contingencies (Details) - Complaint Filed by City of New York [Member]	Oct. 08, 2019 Company
Turning Point [Member]
Contingencies [Abstract]
Number of companies against which complaint filed	23
Minimum [Member]
Contingencies [Abstract]
Age of consumers	18 years
Maximum [Member]
Contingencies [Abstract]
Age of consumers	21 years